Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Commitments and Contingencies

40. COMMITMENTS AND CONTINGENCIES
A) Commitments
Cenovus has entered into various commitments in the normal course of operations. Commitments that have original maturities less than one year are excluded from the table below. Future payments for the Company’s commitments are below:

As at December 31, 2022	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,747	2,011	1,542	1,416	1,360	13,005	21,081
Product Purchases	1,626	1,509	922	922	922	3,457	9,358
Real Estate (2)	48	50	50	50	54	604	856
Obligation to Fund Equity-Accounted Affiliate (3)	92	105	96	96	91	143	623
Other Long-Term Commitments (4)	381	90	75	74	65	395	1,080
Total Payments	3,894	3,765	2,685	2,558	2,492	17,604	32,998

As at December 31, 2021	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,677	1,958	1,853	1,488	1,350	13,244	21,570
Product Purchases (5)	1,684	1,682	1,593	731	731	4,204	10,625
Real Estate (2)	44	43	52	54	57	658	908
Obligation to Fund Equity-Accounted Affiliate (3)	68	85	99	90	90	210	642
Other Long-Term Commitments (4)	436	83	72	63	81	366	1,101
Total Payments	3,909	3,851	3,669	2,426	2,309	18,682	34,846
(1)    Includes transportation commitments of $9.1 billion (December 31, 2021 – $8.1 billion) that are subject to regulatory approval or have been approved, but are not yet in service. Terms are up to 20 years subsequent to the commencement of the contract.
(2)    Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space. Excludes committed payments for which a provision has been provided.
(3)    Relates to funding obligations for HCML.
(4)    Includes Cenovus’s proportionate share of the commitments related to WRB, Toledo and the Offshore segment.
(5)    Previously included in transportation and storage.
As at December 31, 2022, the Company had commitments with HMLP that include $2.2 billion related to long-term transportation and storage commitments (December 31, 2021 – $2.6 billion).
There were also outstanding letters of credit aggregating to $490 million (December 31, 2021 – $565 million) issued as security for financial and performance conditions under certain contracts.
B) Contingencies
Legal Proceedings
Cenovus is involved in a limited number of legal claims associated with the normal course of operations. Cenovus believes that any liabilities that might arise from such matters, to the extent not provided for, are not likely to have a material effect on its Consolidated Financial Statements.
Income Tax Matters
The tax regulations and legislation and interpretations thereof in the various jurisdictions in which Cenovus operates are continually changing. As a result, there are usually a number of tax matters under review. Management believes that the provision for taxes is adequate.